Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 3,076,239	$ 1,126,090
Less: Accumulated impairment charges	(131,500)	(14,049)
Less: Accumulated depreciation	(496,744)	(332,182)
Foreign currency translation adjustment	25,661	(19,757)
Property and equipment, net	2,473,656	760,102
Furniture and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	1,118,370	1,098,035
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	8,349	8,349
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	16,411
AI hardware [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	580,000
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	962,272
Building [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	371,131
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and Equipment, Gross	$ 19,706	$ 19,706